Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Profit (Loss) for the year	$ 224,435	$ 61,127	$ (232,950)
Denominator:
Weighted average number of shares used in basic EPS	59,330,421	60,901,109	60,668,185
Earnings (Losses) after tax per share (US$) - basic	$ 3.78	$ 1.00	$ (3.84)
Stock awards at US$ 0.001	552,466	559,012	0
Weighted average number of common shares for the purposes of diluted earnings per shares	59,882,887	61,460,121	60,668,185
Earnings (Losses) after tax per share (US$) - diluted	$ 3.75	$ 0.99	$ (3.84)
Par value per share	$ 0.001	$ 0.001	$ 0.001